Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair Value Hierarchy—Our financial instruments measured at fair value, either on a recurring or a non-recurring basis, are classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs in the market place as discussed below:
•Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.
•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
March 31, 2019
Liabilities
Contingent consideration	$—	$—	$(1,402)	$(1,402)	(1)
Deferred compensation plan	$(11,268)	$—	$—	$(11,268)
Total	$(11,268)	$—	$(1,402)	$(12,670)
__________________
(1) Reported as other noncurrent liabilities in the condensed consolidated balance sheets.

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2018
Liabilities
Deferred compensation plan	(10,574)	—	—	(10,574)
Total	$(10,574)	$—	$—	$(10,574)

The following tables presents the rollforward of our Level 3 contingent consideration liability (in thousands):

Contingent Consideration Liability (1)
Balance at December 31, 2018	$—
Acquisitions	(1,384)
Gains (losses) included in earnings (2)	(18)
Dispositions and settlements	—
Transfers into/out of Level 3	—
Balance at March 31, 2019	$(1,402)
__________________

(1)
Includes J&S’s contingent consideration associated with the acquisition of BAV in March of 2019, which is carried at fair value in the condensed consolidated balance sheets within “other liabilities, noncurrent.” The fair value was estimated using significant inputs that are not observable in the market and thus represent Level 3 fair value measurements. The significant inputs in the Level 3 measurement of the contingent consideration include the timing and amount of the ultimate payout based on our estimate of BAV operating performance during the earn-out period, calculated in accordance with the applicable agreement, and the risk adjusted discount rate used to discount the future payment.

(2)	Reported as “other” operating expense in the condensed consolidated statements of operations.

Effect of Fair Value Measured Assets and Liabilities on Condensed Consolidated Statements of Operations
The following table summarizes the effect of fair value measured assets and liabilities on the condensed consolidated statements of operations (in thousands):

	Three Months Ended March 31,
	2019		2018
Liabilities
Contingent consideration	(18)	(1)	(213)	(2)
Deferred compensation plan (3)	(740)		(561)
Total	$(758)		$(774)
__________________

(1)
Represents the accretion of contingent consideration associated with the acquisition of BAV in March of 2019. Reported as a component of “other operating expense” in the condensed consolidated statements of operations.

(2)
Represents the accretion of contingent consideration associated with the acquisition J&S in November of 2017, which was settled in the third quarter of 2018. Reported as “other operating expense” in the condensed consolidated statements of operations.

(3)	Reported as a component of “salaries and benefits” in the condensed consolidated statements of operations.

Fair Value Measurements
Fair Value Hierarchy—Our financial instruments measured at fair value, either on a recurring or a non-recurring basis, are classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs in the market place as discussed below:
•Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.
•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2018
Liabilities
Deferred compensation plan	$(10,574)	$—	$—	$(10,574)
Total	$(10,574)	$—	$—	$(10,574)

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2017
Liabilities
Contingent consideration	$—	$—	$(2,262)	$(2,262)	(1)
Deferred compensation plan	(19,259)	—	—	(19,259)
Total	$(19,259)	$—	$(2,262)	$(21,521)
__________________
(1) Reported as “due to affiliates” in the consolidated balance sheets.
The following table presents our rollforward of our Level 3 contingent consideration liability (in thousands):

Contingent Consideration Liability (1)
Balance at December 31, 2016	$—
Acquisitions	(1,196)
Gains (losses) included in earnings (2)	(1,066)
Dispositions and settlements	—
Transfers into/out of Level 3	—
Balance at December 31, 2017	$(2,262)
Acquisitions	—
Gains (losses) included in earnings (2)	(338)
Dispositions and settlements	2,600
Transfers into/out of Level 3	—
Balance at December 31, 2018	$—

__________________
(1) Includes Ashford Inc.’s contingent consideration associated with the acquisition of J&S, which is carried at fair value in the consolidated balance sheet as of December 31, 2017 within “due to affiliates.” The liability was settled in the third quarter of 2018. The fair value was estimated using significant inputs that are not observable in the market and thus represent Level 3 fair value measurements. The significant input in the Level 3 measurement of the contingent consideration is the risk adjusted discount rate used to discount the future payment.
(2) Reported as “other” operating expense in the consolidated statements of operations.
Effect of Fair Value Measured Assets and Liabilities on Consolidated Statements of Operations
The following table summarizes the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized
	Year Ended December 31,
	2018	2017	2016
Assets
Derivative assets:
Equity put options	$—	$—	$(2,829)
Equity call options	—	—	1,961
Options on futures contracts	—	(91)	(228)

Non-derivative assets:
Equity securities	—	—	(7,213)
U.S. treasury securities	—	—	479
Total	—	(91)	(7,830)
Liabilities
Derivative liabilities:
Short equity put options	—	—	2,147
Short equity call options	—	—	(1,944)
Non-derivative liabilities:
Equity securities	—	—	(160)
Contingent consideration	(338)	(1,066)	—
Deferred compensation plan	8,444	(10,410)	2,127
Total	8,106	(11,476)	2,170
Net	$8,106	$(11,567)	$(5,660)
Total combined
Unrealized gain (loss) on investments (1)	$—	$203	$2,326
Realized gain (loss) on investments	—	(294)	(10,113)
Contingent consideration (2)	(338)	(1,066)	—
Deferred compensation plan (3)	8,444	(10,410)	2,127
Net	$8,106	$(11,567)	$(5,660)
________

(1)	Includes unrealized gain (loss) associated with investments in unconsolidated entities and reported as “unrealized gain (loss) on investments” in the consolidated statements of operations.

(2)
Represents the accretion of contingent consideration associated with the acquisition of J&S settled in the third quarter of 2018. Reported as a component of “other operating expense” in the consolidated statements of operations.

(3)	Reported as a component of “salaries and benefits” in the consolidated statements of operations.